Lease - Summary of lease cost recognized in statements of comprehensive (loss) income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of lease cost
Operating lease expense	¥ 54,565	¥ 89,629	¥ 74,869
Short-term lease expense	5,430	5,596	3,174
Total lease cost	¥ 59,995	¥ 95,225	¥ 78,043